Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Business Combinations [Abstract]
Schedule of Acquisitions

The table below reflects the Company's estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2016 acquisitions:

	Viatel	Dallas Data Center
Acquisition date	December 31, 2015	December 31, 2015
	(in millions)
Cash	$5.3	$—
Other current assets	7.5	—
Property and equipment	127.2	14.9
Deferred tax assets, net	—	—
Intangibles	24.8	1.8
Goodwill	12.1	—
Other assets	—	—
Total assets acquired	176.9	16.7
Current liabilities	14.4	—
Deferred revenue	46.6	—
Deferred tax liability, net	9.6	—
Other liabilities	—	—
Total liabilities assumed	70.6	—
Net assets acquired	106.3	16.7
Less cash acquired	(5.3)	—
Net consideration paid	$101.0	$16.7

The table below reflects the Company's estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2015 acquisitions:

	AtlantaNAP	Neo	IdeaTek	Latisys
Acquisition date	July 1, 2014	July 1, 2014	January 1, 2015	February 23, 2015
	(in millions)
Cash	$—	$4.2	$—	$9.4
Other current assets	0.2	9.5	0.8	17.2
Property and equipment	7.0	31.3	32.3	222.9
Deferred tax assets, net	—	—	3.1	0.4
Intangibles	21.0	26.4	7.6	250.2
Goodwill	25.2	32.5	39.0	274.7
Other assets	—	2.3	—	5.0
Total assets acquired	53.4	106.2	82.8	779.8
Current liabilities	1.5	13.5	4.4	10.0
Deferred revenue	—	3.7	25.7	3.1
Deferred tax liability, net	—	7.6	—	79.5
Other liabilities	—	3.3	—	—
Total liabilities assumed	1.5	28.1	30.1	92.6
Net assets acquired	51.9	78.1	52.7	687.2
Less cash acquired	—	(4.2)	—	(9.4)
Net consideration paid	$51.9	$73.9	$52.7	$677.8

The table below reflects the Company's estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2015 acquisitions (in millions):

	AtlantaNAP	Neo	IdeaTek	Latisys
Acquisition date	July 1, 2014	July 1, 2014	January 1, 2015	February 23, 2015
Cash	$—	$4.2	$—	$9.4
Other current assets	0.2	9.5	0.8	17.1
Property and equipment	7.0	31.3	32.3	222.9
Deferred tax assets, net	—	—	2.9	—
Intangibles	21.0	26.4	7.6	250.2
Goodwill	25.2	32.5	38.8	279.8
Other assets	—	2.3	—	5.0
Total assets acquired	53.4	106.2	82.4	784.4
Current liabilities	1.5	13.5	4.5	10.7
Deferred revenue	—	3.7	25.2	3.2
Deferred tax liability, net	—	7.6	—	83.6
Other liabilities	—	3.3	—	—
Total liabilities assumed	1.5	28.1	29.7	97.5
Net assets acquired	51.9	78.1	52.7	686.9
Less cash acquired	—	(4.2)	—	(9.4)
Net consideration paid	$51.9	$73.9	$52.7	$677.5

The table below reflects the Company's estimates of the acquisition date fair values of the assets and liabilities assumed from its Fiscal 2014 acquisitions (in millions):

	Corelink	Access	FiberLink	CoreXchange	Geo
Acquisition date	August 1, 2013	October 1, 2013	October 2, 2013	March 4, 2014	May 16, 2014
Cash	$0.1	$1.2	$—	$—	$13.7
Other current assets	0.5	2.3	0.8	0.6	8.8
Property and equipment	15.9	11.5	15.9	3.1	220.4
Deferred tax assets, net	—	—	7.7	0.2	—
Intangibles	0.2	18.0	19.3	11.0	60.8
Goodwill	2.9	24.0	19.8	3.4	113.8
Other assets	0.5	—	0.1	—	9.8
Total assets acquired	20.1	57.0	63.6	18.3	427.3
Current liabilities	0.7	1.0	1.3	0.5	34.8
Deferred revenue	0.2	5.1	19.2	0.4	45.1
Capital lease obligations	14.2	—	—	0.2	—
Deferred tax liability, net	3.0	9.6	—	—	38.2
Other liabilities	—	—	—	—	3.2
Total liabilities assumed	18.1	15.7	20.5	1.1	121.3
Net assets acquired	2.0	41.3	43.1	17.2	306.0
Less cash acquired	(0.1)	(1.2)	—	—	(13.7)
Net consideration paid	$1.9	$40.1	$43.1	$17.2	$292.3

The table below reflects the Company's estimates of the acquisition date fair values of the acquired assets and liabilities assumed from its Fiscal 2013 acquisitions (in millions):

	AboveNet	Fibergate	US Carrier	First Telecom	Litecast	Core NAP
Acquisition date	July 2, 2012	August 31, 2012	October 1, 2012	December 14, 2012	December 14, 2012	May 31, 2013
Cash	$141.6	$2.3	$—	$—	$—	$—
Other current assets	46.5	4.9	1.3	5.9	0.3	0.2
Property and equipment	1,477.3	59.0	19.4	63.5	0.4	2.5
Deferred tax assets, net	42.1	—	2.0	19.2	—	—
Intangibles	480.4	35.9	6.8	17.1	12.5	4.1
Goodwill	381.6	53.8	5.4	48.4	9.9	1.0
Other assets	12.6	—	—	0.1	—	—
Total assets acquired	2,582.1	155.9	34.9	154.2	23.1	7.8
Current liabilities	78.4	1.5	3.7	4.6	0.2	0.5
Deferred revenue	146.0	2.5	2.2	39.9	0.7	—
Other liabilities	6.1	—	—	—	—	0.2
Deferred tax liability, net	—	31.3	—	—	—	—
Total liabilities assumed	230.5	35.3	5.9	44.5	0.9	0.7
Net assets acquired	2,351.6	120.6	28.9	109.7	22.2	7.1
Cost method investment in USCarrier	—	—	(12.8)	—	—	—
Less cash acquired	(141.6)	(2.3)	—	—	—	—
Net consideration paid	$2,210.0	$118.3	$16.1	$109.7	$22.2	$7.1

Schedule Of Pro-Forma Financial Information

The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions been consummated as of July 1, 2014.

	Three months ended December 31,		Six months ended December 31,
	2015	2014	2015	2014
	(in millions)
Revenue	$374.7	$357.6	$746.6	$710.8
Net loss	$(11.9)	$(6.6)	$(28.3)	$(127.7)

The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions been consummated as of July 1, 2013.

	Year Ended June 30,
	2015	2014
Revenue	$1,420.2	$1,329.6
Net loss	$(182.4)	$(221.5)